CONDENSED INTERIM CONSOLIDATED STATEMENTS OF INCOME (LOSS) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenue:
Total revenue	$ 85,988	$ 121,794
Cost of revenue:
Total cost of revenue	67,514	76,239
Gross profit	18,474	45,555
Operating expenses:
Research and development costs, net	13,301	15,398
Selling and marketing	8,650	11,288
General and administrative	7,791	9,527
Merger and acquisition costs	2,951
Total operating expenses	32,693	36,213
Operating income (loss)	(14,219)	9,342
Financial expenses, net	(1,429)	(1,400)
Income (loss) before taxes on income	(15,648)	7,942
Taxes on income	332	1,713
Net income (loss)	$ (15,980)	$ 6,229
Net income (loss) per share:
Basic	$ (0.29)	$ 0.11
Diluted	$ (0.29)	$ 0.11
Weighted average number of shares used in computing earning per share:
Basic	55,499,300	55,262,453
Diluted	55,499,300	56,014,927
Products [Member]
Revenue:
Total revenue	$ 48,209	$ 83,983
Cost of revenue:
Total cost of revenue	45,808	55,597
Services [Member]
Revenue:
Total revenue	37,779	37,811
Cost of revenue:
Total cost of revenue	$ 21,706	$ 20,642